Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Common Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Common Share (Parentheticals) [Line Items]
Weighted Average common stock, diluted	1,328,809	14,645,135	1,526,615	14,645,135
Diluted net income (loss) per share, common stock	$ (0.06)	$ 0.01	$ (0.14)	$ 0.00
Non-redeemable Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Common Share (Parentheticals) [Line Items]
Weighted Average common stock, diluted	4,271,712	3,457,807	4,271,712	3,457,807	3,189,105	3,457,807
Diluted net income (loss) per share, common stock	$ (0.06)	$ 0.01	$ (0.14)	$ 0.00